Shareholders equity - Other reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Equity at beginning of period	R$ 44,810,300	R$ 33,166,365	R$ 15,175,130
Exchange rate variations on conversion of financial information of the subsidiaries abroad	163,185	4,707	(16,035)
Equity at end of period	32,415,575	44,810,300	33,166,365
Debenture conversion 5th issue
Disclosure of classes of share capital [line items]
Equity at beginning of period	(45,746)	(45,746)
Equity at end of period	(45,746)	(45,746)	(45,746)
Actuarial loss
Disclosure of classes of share capital [line items]
Equity at beginning of period	(229,627)	(144,799)
Increase (Decrease) Through Actuarial Gains Losses	90,931	(84,828)
Equity at end of period	(138,696)	(229,627)	(144,799)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period	1,298	2,163
Gains (losses) on conversion of financial statements and on foreign investments	(364,231)	(865)
Equity at end of period	(362,933)	1,298	2,163
Reserve of exchange differences on translation [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period	8,396	3,218
Exchange rate variations on conversion of financial information of the subsidiaries abroad	163,185	5,178
Equity at end of period	171,580	8,396	3,218
Deemed Cost
Disclosure of classes of share capital [line items]
Equity at beginning of period	1,803,975	1,904,680
Partial Realization of Deemed Cost, Net of Taxes	(79,385)	(100,705)
Equity at end of period	1,724,590	1,803,975	1,904,680
Other reserves
Disclosure of classes of share capital [line items]
Equity at beginning of period	1,538,296	1,719,516	2,114,907
Increase (Decrease) Through Actuarial Gains Losses	90,931	(84,828)
Gains (losses) on conversion of financial statements and on foreign investments	(364,231)	(865)
Exchange rate variations on conversion of financial information of the subsidiaries abroad	163,185	5,178
Partial Realization of Deemed Cost, Net of Taxes	(79,385)	(100,705)
Equity at end of period	R$ 1,348,796	R$ 1,538,296	R$ 1,719,516